Additional information on the nature of expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of Attribution of Expenses by Nature

Research and development expenses
in CHF thousands	2025	2024	2023
Research consumables and external research and development expenses	(11,171)	(17,529)	(15,892)
Personnel expenses (1), see also note 18	(24,917)	(26,735)	(28,376)
Depreciation and amortization	(1,774)	(1,950)	(2,053)
Intellectual property	(504)	(515)	(853)
Facility expenses	(1,056)	(1,100)	(940)
Other research and development expenses	(763)	(765)	(660)
Royalties and license fees, see also note 17	(10)	(10)	(10)
Total year ended December 31	(40,194)	(48,604)	(48,784)

Selling, general and administrative expenses
in CHF thousands	2025	2024	2023
Personnel expenses (2), see also note 18	(9,787)	(10,961)	(11,640)
Other administrative expenses	(5,006)	(6,118)	(7,283)
Depreciation and amortization	(371)	(419)	(367)
Facility expenses	(78)	(85)	(72)
Total year ended December 31	(15,241)	(17,583)	(19,362)

Restructuring expenses, see also note 26
in CHF thousands	2025	2024	2023
Personnel expenses (3), see also note 18	(2,496)	—	—
Other restructuring expenses	(193)	—	—
Total year ended December 31	(2,689)	—	—

Total operating expenses	(58,124)	(66,187)	(68,146)

(1) Research and development non-cash effective pension and share-based compensation costs were TCHF 2,132 in 2025, TCHF 1,833 in 2024 and TCHF 3,447 in 2023.
(2) Selling, general and administrative non-cash effective pension and share-based compensation costs were TCHF 1,653 in 2025, TCHF 1,586 in 2024 and TCHF 2,260 in 2023.
(3) Restructuring non-cash effective pension and share-based compensation costs were TCHF 142 in 2025 (2024:TCHF 0 and 2023: TCHF 0).